Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 4,100	$ 0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	27,094	1,496
Not Designated as Hedging Instrument [Member] | Put Option Embedded Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	658	1,496
Not Designated as Hedging Instrument [Member] | Other Assets [Member] | Preferred Stock Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	4,100
Not Designated as Hedging Instrument [Member] | Other Assets [Member] | Interest Rate Caps [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	22,336	0
Not Designated as Hedging Instrument [Member] | Other Long-term Liabilities [Member] | Put Option Embedded Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 658	$ 1,496